RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2023
RELATED PARTY TRANSACTIONS
Accrued expenses	$ 3,119,430		$ 3,119,430		$ 2,123,846	$ 304,952
Advances owed to the Sponsor	$ 2,164,291		$ 2,164,291		$ 0
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Proceeds from Advances from sponsor			$ 2,164,291
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance	$ 1,500,000		1,500,000		$ 810,345	0
Working capital loans warrant | Unsecured convertible promissory note
RELATED PARTY TRANSACTIONS
Price per which the outstanding principal amount can be converted							$ 10.00
Amount borrowed							$ 1,500,000
Sponsor
RELATED PARTY TRANSACTIONS
Proceeds from Advances from sponsor	844,000
Additional payment to the trust account	260,740
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			10,000		10,000
Expenses incurred and paid	30,000	$ 30,000	90,000	$ 90,000	120,000	112,903
Administrative Support Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Accrued expenses	90,000		90,000		60,000	$ 0
Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000		$ 1,500,000
Price per which the outstanding principal amount can be converted	$ 10.00		$ 10.00		$ 10.00
Outstanding balance					$ 0